Note 22 - Trade and Other Payables (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Contract liabilities not recognized at end of period		$ 2.4	$ 10.1	$ 5.0
Revenue that was included in contract liability balance at beginning of period	$ 6.0